Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Financial Instruments [Abstract]
Schedule of Outstanding Derivative Instruments
The Group’s outstanding derivative instruments are presented below.

	At December 31, 2025			At December 31, 2024
(€ thousands)	Notional Amount	Positive Fair Value	Negative Fair Value	Notional Amount	Positive Fair Value	Negative Fair Value
Foreign currency exchange risk
Foreign currency derivatives	835,812	6,993	(4,315)	756,316	1,596	(14,699)
Interest rate risk
Interest rate swaps	81,295	62	(261)	82,631	115	(439)
Total derivatives instruments - Notional / Assets / (Liabilities)	917,107	7,055	(4,576)	838,947	1,711	(15,138)

Schedule of Notional Amount of Foreign Exchange	The notional amount of foreign exchange forward contracts to hedge projected future cash flows is presented below.

	For the years ended December 31,
(€ thousands)	2025	2024
USD	314,100	278,068
CHF	402	—
CNY	263,735	255,447
GBP	48,048	53,991
JPY	55,057	42,435
HKD	29,877	34,825
Other	124,593	91,550
Total notional amount	835,812	756,316

Schedule of Interest Rate Swap (IRS) Agreements
The key features of the interest rate swap (IRS) agreements are presented below.

(€ thousands, except percentages)			Notional amount at December 31,		Fair value at December 31,
Contract	Maturity date	Fixed interest rate	2025	2024	2025	2024
IRS 1	6/30/2027	2.10%	50,000	50,000	38	49
IRS 2	6/14/2027	2.77%	30,000	30,000	(261)	(439)
IRS 3	9/30/2027	0.22%	1,295	2,035	24	57
IRS 4	12/31/2025	(0.15%)	—	596	—	9
Total			81,295	82,631	(199)	(324)